OTHER INCOME AND OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Income And Other Expenses [Abstract]
SCHEDULE OF OTHER INCOME
Other income for the years ended December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	2022

Interest income	$1,615,304	$300,189	$94,130
Income in connection to the LR Agreements (defined below) (1)	10,378,180	—	—
Other	623,404	7,633	5,997
Total	$12,616,888	$307,822	$100,127

SCHEDULE OF OTHER EXPENSES
Other expenses for the years ended December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	2022

Transaction-related costs in connection with the Business Combination (2)	$7,628,685	$6,150,988	$306,059
Fees in connection to the LR Agreements (defined below) (1)	1,197,422	—	—
Loss on disposition of property and equipment	—	83,389	30,270
Legal provision	—	(101,741)	274,844
Other	351,053	—	—
Total	$9,177,160	$6,132,636	$611,173
(1)On June 5, 2024, and June 6, 2024, the Company, certain Investors (the “Investors”) and certain Shareholders (the “Shareholders” and together with the Investors, the “Released Parties”) entered into a non-affiliate lock-up release agreement (as amended, each an “LR Agreement” and collectively, the “LR Agreements”), pursuant to which the Company and each Released Party agreed to waive certain lock-up restrictions provided for in (i) the letter agreement dated March 29, 2021 by and among TWOA and other relevant parties thereto and by a joinder agreement, the Investors or (ii) the letter agreement dated March 29, 2021 by and among TWOA and other relevant parties thereto and the Shareholders, as amended on August 15, 2023 and March 27, 2024, as applicable (the “Lock-up Release”, and the shares released pursuant to such Lock-up Release, the “Released Shares”). In exchange, each Released Party agreed to pay a cash fee to the Company equal to a certain percentage of the sale price received for each Released Share sold by such Released Party until September 27, 2025. As of December 31, 2024, the total number of Released Shares were 947,885 shares of which 689,589 shares were sold by the Released Parties. For the year ended December 31, 2024, the Company recorded receipt of $10,378,180 in cash related to the sale of the Released Shares with an offsetting amount recorded in other income in the consolidated statements of profit or loss and other comprehensive income (loss). In connection with the sale of the Released Shares, the Company incurred transaction costs of $1,197,422 for the year ended December 31, 2024, which were recorded in other expenses in the consolidated statements of profit or loss and other comprehensive income (loss).
(2)Transaction-related costs in connection with the Business Combination primarily consisted of professional service fees including legal and accounting services pertinent to the Business Combination. See Note 4 for more details relating to transaction-related costs.